Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2014, and Statement of Additional Information, dated December 15, 2014, as amended February 5, 2015 and June 17, 2015

Neuberger Berman Equity Income Fund

Anthony Gleason, one of four portfolio managers to Neuberger Berman Equity Income Fund (the “Fund”), has announced his decision to retire from the asset management business effective February 1, 2016. Mr. Gleason will cease his portfolio management responsibilities at that time.

Effective February 1, 2016, all references to Anthony Gleason in the Fund’s summary prospectuses, prospectuses and statement of additional information will be deleted in their entirety with respect to the Fund.

Additionally, effective February 1, 2016, the Fund’s summary prospectuses and prospectuses will be revised as follows:

The section titled “Portfolio Managers” in the Fund’s summary prospectuses is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS
The Fund is managed by Co-Portfolio Managers Richard Levine (Managing Director of NBM and NB LLC) and Alexandra Pomeroy (Managing Director of NBM and NB LLC), and Associate Portfolio Manager William Hunter (Senior Vice President of NBM and NB LLC). Mr. Levine and Ms. Pomeroy have served as Co-Portfolio Managers of the Fund since its inception in 2006, and Mr. Hunter joined as an Associate Portfolio Manager in 2012.

The section titled “Management of the Funds - Portfolio Managers - Neuberger Berman Equity Income Fund” in the Fund’s prospectuses is deleted in its entirety and replaced with the following:

Richard Levine is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund’s inception in 2006.

Alexandra Pomeroy is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been a Portfolio Manager with the firm since 2005 and has served as Portfolio Manager since the Fund’s inception in 2006.

William Hunter is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Hunter joined the firm in 2006 and has been an Associate Portfolio Manager of the Fund since 2012.

The date of this supplement is December 17, 2015.

Please retain this supplement for future reference.

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